Insurance and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of movements in insurance and reinsurance contract balances by measurement component
Schedule of analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities	The table below provides an analysis of the portfolio of insurance and reinsurance (RI) contract assets and liabilities held on the
Group’s statement of financial position.

	Excluding JVs and associates $m						Including JVs and associates $m note (i)
	(Assets)		Liabilities		Net liabilities (assets)		(Assets)		Liabilities		Net liabilities (assets)
	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI
					note (ii)						note (ii)
As at 31 Dec 2025
Best estimate liabilities (BEL)	(5,326)	(2,575)	152,016	562	146,690	(2,013)	(5,610)	(2,817)	174,675	618	169,065	(2,199)
Risk adjustment for non- financial risk (RA)	894	(171)	1,906	(38)	2,800	(209)	909	(237)	2,223	(42)	3,132	(279)
Contractual service margin (CSM)	2,664	(660)	20,576	116	23,240	(544)	2,834	(510)	22,584	97	25,418	(413)
Insurance contract balances notes C3.2 C3.3	(1,768)	(3,406)	174,498	640	172,730	(2,766)	(1,867)	(3,564)	199,482	673	197,615	(2,891)
Assets for insurance acquisition cash flows	(48)	–	–	–	(48)	–	(48)	–	–	–	(48)	–
Insurance and reinsurance contract liabilities (assets)	(1,816)	(3,406)	174,498	640	172,682	(2,766)	(1,915)	(3,564)	199,482	673	197,567	(2,891)

As at 31 Dec 2024
Best estimate liabilities (BEL)	(4,566)	(2,624)	127,942	423	123,376	(2,201)	(4,799)	(2,783)	148,867	461	144,068	(2,322)
Risk adjustment for non- financial risk (RA)	791	(99)	1,655	(44)	2,446	(143)	803	(128)	1,940	(47)	2,743	(175)
Contractual service margin (CSM)	2,462	(667)	17,968	157	20,430	(510)	2,599	(645)	19,862	144	22,461	(501)
Insurance contract balances notes C3.2 C3.3	(1,313)	(3,390)	147,565	536	146,252	(2,854)	(1,397)	(3,556)	170,669	558	169,272	(2,998)
Assets for insurance acquisition cash flows	(32)	–	1	–	(31)	–	(32)	–	1	–	(31)	–
Insurance and reinsurance contract liabilities (assets)	(1,345)	(3,390)	147,566	536	146,221	(2,854)	(1,429)	(3,556)	170,670	558	169,241	(2,998)
Notes
(i)The Group’s investments in joint ventures and associates are accounted for using the equity method. The Group’s share of insurance and reinsurance contract liabilities and assets as shown above relate to the life business of Mainland China, India and Takaful business in Malaysia.
(ii)At 31 December 2025 and 2024, the Group’s exposure to credit risk arising from insurance contracts issued is not material to the Group as premiums receivable from an individual party (policyholders and intermediaries) is not material to the Group.

Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component	An analysis of movements in insurance and reinsurance contract balances by measurement component and excluding the Group’s share of insurance and reinsurance contract liabilities and assets relate to the life JVs and associates is set out below:

	Excluding JVs and associates
	2025 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(4,566)	791	2,462	(1,313)	(2,624)	(99)	(667)	(3,390)
Opening liabilities	127,942	1,655	17,968	147,565	423	(44)	157	536
Net liabilities (assets) at 1 Jan	123,376	2,446	20,430	146,252	(2,201)	(143)	(510)	(2,854)
Changes that relate to future service
Changes in estimates that adjust the CSM	(2,038)	83	1,955	–	89	(42)	(47)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	7	4	–	11	(11)	–	–	(11)
New contracts in the year	(2,770)	309	2,473	12	85	(16)	(71)	(2)
	(4,801)	396	4,428	23	163	(58)	(118)	(13)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,438)	(2,438)	–	–	102	102
Release of risk adjustment to profit or loss	–	(272)	–	(272)	–	19	–	19
Experience adjustments	(145)	–	–	(145)	140	–	–	140
	(145)	(272)	(2,438)	(2,855)	140	19	102	261
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(4)	–	–	(4)	(35)	(1)	–	(36)
Insurance service result	(4,950)	124	1,990	(2,836)	268	(40)	(16)	212

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(4)	45	296	337	(114)	(7)	(30)	(151)
Other net finance (income) expense	14,215	99	(39)	14,275	331	(17)	(4)	310
	14,211	144	257	14,612	217	(24)	(34)	159
Total amount recognised in income statement	9,261	268	2,247	11,776	485	(64)	(50)	371
Effect of movements in exchange rates	3,287	86	563	3,936	(59)	(2)	16	(45)
Total amount recognised in comprehensive income	12,548	354	2,810	15,712	426	(66)	(34)	326

Cash flows
Premiums received net of ceding commissions paid	28,059	–	–	28,059	(1,403)	–	–	(1,403)
Insurance acquisition cash flows	(5,004)	–	–	(5,004)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(12,167)	–	–	(12,167)	1,165	–	–	1,165
Total cash flows	10,888	–	–	10,888	(238)	–	–	(238)

Other changes note (iii)	(122)	–	–	(122)	–	–	–	–

Closing assets	(5,326)	894	2,664	(1,768)	(2,575)	(171)	(660)	(3,406)
Closing liabilities	152,016	1,906	20,576	174,498	562	(38)	116	640
Net liabilities (assets) at 31 Dec	146,690	2,800	23,240	172,730	(2,013)	(209)	(544)	(2,766)

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Opening liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net liabilities (assets) at 1 Jan	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	(178)	25	153	–	(475)	(216)	691	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	100	24	–	124	49	–	–	49
New contracts in the year	(2,709)	315	2,401	7	(10)	(5)	14	(1)
	(2,787)	364	2,554	131	(436)	(221)	705	48
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,286)	(2,286)	–	–	159	159
Release of risk adjustment to profit or loss	–	(257)	–	(257)	–	16	–	16
Experience adjustments	(153)	–	–	(153)	112	–	–	112
	(153)	(257)	(2,286)	(2,696)	112	16	159	287
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(34)	4	–	(30)	(33)	–	–	(33)
Insurance service result	(2,974)	111	268	(2,595)	(357)	(205)	864	302

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(24)	49	270	295	(73)	(6)	(30)	(109)
Other net finance (income) expense	3,849	3	7	3,859	435	5	7	447
	3,825	52	277	4,154	362	(1)	(23)	338
Total amount recognised in income statement	851	163	545	1,559	5	(206)	841	640
Effect of movements in exchange rates	(1,423)	(41)	(299)	(1,763)	15	–	(6)	9
Total amount recognised in comprehensive income	(572)	122	246	(204)	20	(206)	835	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(11,427)	–	–	(11,427)	612	–	–	612
Total cash flows	8,058	–	–	8,058	(2,225)	–	–	(2,225)

Other changes note (iii)	(273)	(20)	–	(293)	(3)	–	–	(3)

Closing assets	(4,566)	791	2,462	(1,313)	(2,624)	(99)	(667)	(3,390)
Closing liabilities	127,942	1,655	17,968	147,565	423	(44)	157	536
Net liabilities (assets) at 31 Dec	123,376	2,446	20,430	146,252	(2,201)	(143)	(510)	(2,854)
Notes
(i)Accretion of interest includes interest on policy loans.
(ii)Including investment component.
(iii)Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances. In 2024, Other changes also included the net insurance and reinsurance liabilities of businesses classified as held for sale.
Schedule of CSM transition approach	The table below provides an analysis of CSM by transition approach excluding JVs and associates:

	Insurance contracts (excluding JVs and associates)
	2025 $m				2024 $m
	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM
Balance at 1 Jan	747	3,271	16,412	20,430	829	3,674	15,681	20,184
Changes that relate to future service
Changes in estimates that adjust the CSM	19	175	1,761	1,955	(11)	162	2	153
New contracts in the year	–	–	2,473	2,473	–	–	2,401	2,401
	19	175	4,234	4,428	(11)	162	2,403	2,554
Changes that relate to current service
Release of CSM to profit or loss	(109)	(375)	(1,954)	(2,438)	(114)	(418)	(1,754)	(2,286)
	(90)	(200)	2,280	1,990	(125)	(256)	649	268
Net finance (income) expenses from insurance contracts	27	3	227	257	35	(60)	302	277
Effect of movements in exchange rates	53	98	412	563	8	(87)	(220)	(299)
Balance at 31 Dec	737	3,172	19,331	23,240	747	3,271	16,412	20,430
*Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

	Reinsurance contracts (excluding JVs and associates)
	2025 $m				2024 $m
	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM
Balance at 1 Jan	–	(27)	(483)	(510)	–	(45)	(1,300)	(1,345)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	–	(47)	(47)	–	13	678	691
New contracts in the year	–	–	(71)	(71)	–	–	14	14
	–	–	(118)	(118)	–	13	692	705
Changes that relate to current service
Release of CSM to profit or loss	–	2	99	102	–	5	154	159
	–	2	(19)	(16)	–	18	846	864
Net finance (income) expenses from reinsurance contracts	–	(1)	(32)	(34)	–	(1)	(22)	(23)
Effect of movements in exchange rates	–	–	16	16	–	1	(7)	(6)
Balance at 31 Dec	–	(26)	(518)	(544)	–	(27)	(483)	(510)
*Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

Schedule of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims	An analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims and excluding JVs and associates is set out below:

	Excluding JVs and associates
	2025 $m
	Insurance				Reinsurance
	Liabilities for remaining coverage		Liabilities for incurred claims		Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component		Total	Excluding loss- recovery component	Loss- recovery component		Total
		note (i)				note (i)
Opening assets	(1,480)	38	129	(1,313)	(2,783)	(66)	(541)	(3,390)
Opening liabilities	144,561	881	2,123	147,565	542	(20)	14	536
Net liabilities (assets) at 1 Jan	143,081	919	2,252	146,252	(2,241)	(86)	(527)	(2,854)

Insurance revenue
Contracts measured under the modified retrospective approach	(427)	–	–	(427)
Contracts measured under the fair value approach	(1,106)	–	–	(1,106)
Other contracts note (ii)	(9,547)	–	–	(9,547)
	(11,080)	–	–	(11,080)
Insurance service expense
Incurred claims and other directly attributable expenses	–	(65)	4,855	4,790
Amortisation of insurance acquisition cash flows	3,435	–	–	3,435
Losses or reversal of losses on onerous contracts	–	23	–	23
Adjustments to liability for incurred claims	–	–	(4)	(4)
	3,435	(42)	4,851	8,244
Net (income) expense from reinsurance contracts held					1,407	(14)	(1,181)	212
Insurance service result	(7,645)	(42)	4,851	(2,836)	1,407	(14)	(1,181)	212

Investment components and premium refunds	(7,799)	–	7,799	–	(99)	–	99	–
Net finance (income) expenses from insurance and reinsurance contracts	14,526	25	61	14,612	157	1	1	159
Total amount recognised in income statement	(918)	(17)	12,711	11,776	1,465	(13)	(1,081)	371
Effect of movement in exchange rates	3,866	12	58	3,936	(42)	–	(3)	(45)
Total amount recognised in comprehensive income	2,948	(5)	12,769	15,712	1,423	(13)	(1,084)	326

Cash flows
Premiums received net of ceding commissions paid	28,059	–	–	28,059	(1,403)	–	–	(1,403)
Insurance acquisition cash flows	(5,004)	–	–	(5,004)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(12,167)	(12,167)	–	–	1,165	1,165
Total cash flows	23,055	–	(12,167)	10,888	(1,403)	–	1,165	(238)

Other changes note (iv)	(73)	–	(49)	(122)	–	–	–	–

Closing assets	(2,020)	85	167	(1,768)	(2,842)	(78)	(486)	(3,406)
Closing liabilities	171,031	829	2,638	174,498	621	(21)	40	640
Net liabilities (assets) at 31 Dec	169,011	914	2,805	172,730	(2,221)	(99)	(446)	(2,766)

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	Liabilities for remaining coverage		Liabilities for incurred claims		Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component		Total	Excluding loss- recovery component	Loss- recovery component		Total
		note (i)				note (i)
Opening assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Opening liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net liabilities (assets) at 1 Jan	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

Insurance revenue
Contracts measured under the modified retrospective approach	(415)	–	–	(415)
Contracts measured under the fair value approach	(1,176)	–	–	(1,176)
Other contracts note (ii)	(8,767)	–	–	(8,767)
	(10,358)	–	–	(10,358)
Insurance service expense
Incurred claims and other directly attributable expenses	–	(46)	4,551	4,505
Amortisation of insurance acquisition cash flows	3,157	–	–	3,157
Losses or reversal of losses on onerous contracts	–	131	–	131
Adjustments to liability for incurred claims	–	–	(30)	(30)
	3,157	85	4,521	7,763
Net (income) expense from reinsurance contracts held	–	–	–	–	832	48	(578)	302
Insurance service result	(7,201)	85	4,521	(2,595)	832	48	(578)	302

Investment components and premium refunds	(7,008)	–	7,008	–	240	–	(240)	–
Net finance (income) expenses from insurance and reinsurance contracts	4,007	47	100	4,154	338	–	–	338
Total amount recognised in income statement	(10,202)	132	11,629	1,559	1,410	48	(818)	640
Effect of movement in exchange rates	(1,695)	(18)	(50)	(1,763)	12	1	(4)	9
Total amount recognised in comprehensive income	(11,897)	114	11,579	(204)	1,422	49	(822)	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(11,427)	(11,427)	–	–	612	612
Total cash flows	19,485	–	(11,427)	8,058	(2,837)	–	612	(2,225)

Other changes note (iv)	(241)	(20)	(32)	(293)	(4)	–	1	(3)

Closing assets	(1,480)	38	129	(1,313)	(2,783)	(66)	(541)	(3,390)
Closing liabilities	144,561	881	2,123	147,565	542	(20)	14	536
Net liabilities (assets) at 31 Dec	143,081	919	2,252	146,252	(2,241)	(86)	(527)	(2,854)
Notes
(i)The Group establishes a loss component of the liability for remaining coverage for onerous groups of insurance contracts. The loss component determines the amounts of fulfilment cash flows that are subsequently presented in profit or loss as reversals of losses on onerous contracts and are excluded from insurance revenue when they occur.
(ii)Other contracts represent groups of insurance and reinsurance contracts measured under the full retrospective approach at the transition date, 1 January
2022 and groups of contracts recognised on or after the transition date.
(iii)Including investment component.
(iv)Other changes include adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances. In 2024, Other changes also included the net insurance and reinsurance liabilities of businesses classified as held for sale.
Schedule of effect of insurance and reinsurance contracts initially recognised	Insurance contracts

	Excluding JVs and associates
	2025 $m			2024 $m
	Profitable contracts issued	Onerous contracts issued	Total	Profitable contracts issued	Onerous contracts issued	Total
Estimate of present value of expected future cash outflows:
Insurance acquisition cash flows	5,030	95	5,125	4,493	95	4,588
Claims and other directly attributable expenses	21,314	781	22,095	19,655	592	20,247
	26,344	876	27,220	24,148	687	24,835
Estimate of present value of expected future cash inflows	(29,126)	(864)	(29,990)	(26,861)	(683)	(27,544)
Risk adjustment for non-financial risk	309	–	309	312	3	315
CSM	2,473	–	2,473	2,401	–	2,401
Loss recognised on initial recognition	–	12	12	–	7	7
(ii)Reinsurance contracts

	Excluding JVs and associates
	2025 $m			2024 $m
	Contracts initiated without loss-recovery component	Contracts initiated with loss-recovery component	Total	Contracts initiated without loss-recovery component	Contracts initiated with loss-recovery component	Total
Estimate of present value of expected future cash outflows	1,610	–	1,610	2,329	–	2,329
Estimate of present value of expected future cash inflows	(1,523)	(2)	(1,525)	(2,338)	(1)	(2,339)
Risk adjustment for non-financial risk	(16)	–	(16)	(5)	–	(5)
CSM	(71)	–	(71)	14	–	14
Profit recognised on initial recognition	–	(2)	(2)	–	(1)	(1)

Schedule of additional analysis of insurance and reinsurance contract balances by segment	The table below provides an analysis of portfolio of insurance and reinsurance contract balances, excluding assets for insurance acquisition cash flows, by segment. The balances presented include the Group’s share of insurance contract balances relating to the life business of Mainland China, India and Takaful business in Malaysia, which are accounted for on an equity method in the
Consolidated statement of financial position.

	Insurance $m				Reinsurance $m
	Liabilities (assets)
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
As at 31 Dec 2025
Mainland China	15,709	184	1,603	17,496	(85)	(39)	108	(16)
Hong Kong	73,749	836	10,657	85,242	(977)	(142)	(792)	(1,911)
Indonesia	1,805	157	691	2,653	3	(9)	1	(5)
Malaysia	8,328	515	2,330	11,173	10	(14)	19	15
Singapore	42,039	952	5,558	48,549	(1,212)	(17)	284	(945)
Growth markets and other	27,435	488	4,579	32,502	62	(58)	(33)	(29)
Total insurance segments	169,065	3,132	25,418	197,615	(2,199)	(279)	(413)	(2,891)

As at 31 Dec 2024
Mainland China	14,033	168	1,484	15,685	3	(3)	(22)	(22)
Hong Kong	63,056	698	8,840	72,594	(1,220)	(84)	(738)	(2,042)
Indonesia	1,839	189	622	2,650	11	(8)	12	15
Malaysia	7,032	418	2,135	9,585	15	(12)	14	17
Singapore	34,235	815	5,160	40,210	(1,169)	(15)	267	(917)
Growth markets and other	23,873	455	4,220	28,548	38	(53)	(34)	(49)
Total insurance segments	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)
Summarised movement analysis of insurance and reinsurance contract balances by segment

	Insurance $m
	Mainland China	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Total insurance segments
Net liabilities (assets) at 1 Jan 2024	14,833	70,073	3,142	8,394	37,419	26,765	160,626
Insurance service result	(104)	(971)	(213)	(290)	(683)	(525)	(2,786)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	286	2	48	94	7	212	649
Other net finance expense	811	(1,792)	54	857	3,672	1,800	5,402
	1,097	(1,790)	102	951	3,679	2,012	6,051
Total amount recognised in income statement	993	(2,761)	(111)	661	2,996	1,487	3,265

Effect of movements in exchange rates	(439)	376	(134)	252	(1,321)	(1,129)	(2,395)
Total amount recognised in comprehensive income	554	(2,385)	(245)	913	1,675	358	870
Total cash flows	298	4,907	(245)	279	1,170	1,661	8,070
Other changes	–	(1)	(2)	(1)	(54)	(236)	(294)
Net liabilities (assets) at 31 Dec 2024/1 Jan 2025	15,685	72,594	2,650	9,585	40,210	28,548	169,272
Insurance service result	(117)	(1,148)	(188)	(308)	(688)	(629)	(3,078)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	224	(24)	42	112	36	252	642
Other net finance (income) expense	508	8,207	247	375	4,277	1,651	15,265
	732	8,183	289	487	4,313	1,903	15,907
Total amount recognised in income statement	615	7,035	101	179	3,625	1,274	12,829
Effect of movements in exchange rates	730	(122)	(92)	1,011	2,536	344	4,407
Total amount recognised in comprehensive income	1,345	6,913	9	1,190	6,161	1,618	17,236
Total cash flows	466	5,736	(6)	397	2,232	2,404	11,229
Other changes	–	(1)	–	1	(54)	(68)	(122)
Net liabilities (assets) at 31 Dec 2025	17,496	85,242	2,653	11,173	48,549	32,502	197,615

	Reinsurance $m
	Mainland China	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Total insurance segments
Net liabilities (assets) at 1 Jan 2024	(21)	(1,389)	9	25	6	(20)	(1,390)
Insurance service result	5	279	8	12	(11)	13	306
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(79)	–	1	(32)	(5)	(116)
Other net finance (income) expense	1	472	(1)	–	(23)	(6)	443
	–	393	(1)	1	(55)	(11)	327
Total amount recognised in income statement	5	672	7	13	(66)	2	633

Effect of movements in exchange rates	2	(11)	(1)	1	18	1	10
Total amount recognised in comprehensive income	7	661	6	14	(48)	3	643
Total cash flows	(8)	(1,314)	–	(22)	(875)	(29)	(2,248)
Other changes	–	–	–	–	–	(3)	(3)
Net liabilities (assets) at 31 Dec 2024/1 Jan 2025	(22)	(2,042)	15	17	(917)	(49)	(2,998)
Insurance service result	7	182	7	4	(2)	31	229
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(99)	1	2	(55)	(6)	(158)
Other net finance (income) expense	1	259	(6)	–	47	10	311
	–	160	(5)	2	(8)	4	153
Total amount recognised in income statement	7	342	2	6	(10)	35	382
Effect of movements in exchange rates	(1)	5	–	–	(53)	11	(38)
Total amount recognised in comprehensive income	6	347	2	6	(63)	46	344
Total cash flows	–	(216)	(23)	(8)	35	(25)	(237)
Other changes	–	–	1	–	–	(1)	–
Net liabilities (assets) at 31 Dec 2025	(16)	(1,911)	(5)	15	(945)	(29)	(2,891)

Schedule of Insurance contract liabilities - expected recognition of the CSM	Insurance contracts – expected recognition of the CSM

	31 Dec 2025 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	2,295	213	2,508
After 1 year to 2 years	2,040	185	2,225
After 2 years to 3 years	1,835	160	1,995
After 3 years to 4 years	1,634	140	1,774
After 4 years to 5 years	1,471	124	1,595
After 5 years to 10 years	5,261	444	5,705
After 10 years to 15 years	3,424	303	3,727
After 15 years to 20 years	2,091	211	2,302
After 20 years	3,189	398	3,587
Total insurance CSM	23,240	2,178	25,418

	31 Dec 2024 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	2,092	214	2,306
After 1 year to 2 years	1,863	181	2,044
After 2 years to 3 years	1,666	156	1,822
After 3 years to 4 years	1,495	136	1,631
After 4 years to 5 years	1,323	119	1,442
After 5 years to 10 years	4,653	436	5,089
After 10 years to 15 years	2,988	278	3,266
After 15 years to 20 years	1,777	187	1,964
After 20 years	2,573	324	2,897
Total insurance CSM	20,430	2,031	22,461
(ii)Reinsurance contracts – expected recognition of the CSM

	31 Dec 2025 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	(65)	7	(58)
After 1 year to 2 years	(56)	7	(49)
After 2 years to 3 years	(50)	6	(44)
After 3 years to 4 years	(47)	6	(41)
After 4 years to 5 years	(43)	6	(37)
After 5 years to 10 years	(128)	23	(105)
After 10 years to 15 years	(58)	16	(42)
After 15 years to 20 years	(36)	20	(16)
After 20 years	(61)	40	(21)
Total reinsurance CSM	(544)	131	(413)

	31 Dec 2024 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	(55)	(4)	(59)
After 1 year to 2 years	(48)	2	(46)
After 2 years to 3 years	(45)	2	(43)
After 3 years to 4 years	(40)	2	(38)
After 4 years to 5 years	(37)	1	(36)
After 5 years to 10 years	(125)	5	(120)
After 10 years to 15 years	(64)	2	(62)
After 15 years to 20 years	(36)	1	(35)
After 20 years	(60)	(2)	(62)
Total reinsurance CSM	(510)	9	(501)

Schedule of insurance contract liabilities - expected recognition of BEL	(i)Insurance contract liabilities – expected cash flows (discounted)

	31 Dec 2025 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	(1,134)	(92)	(1,226)
After 1 year to 2 years	(918)	509	(409)
After 2 years to 3 years	2,096	454	2,550
After 3 years to 4 years	4,286	495	4,781
After 4 years to 5 years	6,279	483	6,762
After 5 years to 10 years	29,121	2,746	31,867
After 10 years to 15 years	27,742	2,832	30,574
After 15 years to 20 years	21,275	2,656	23,931
After 20 years*	63,269	12,576	75,845
Total expected future cash flows from insurance contract liabilities	152,016	22,659	174,675

	31 Dec 2024 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	(2,317)	(178)	(2,495)
After 1 year to 2 years	(910)	439	(471)
After 2 years to 3 years	1,140	943	2,083
After 3 years to 4 years	3,351	683	4,034
After 4 years to 5 years	4,707	772	5,479
After 5 years to 10 years	22,466	2,734	25,200
After 10 years to 15 years	21,715	2,686	24,401
After 15 years to 20 years	18,396	2,159	20,555
After 20 years*	59,394	10,687	70,081
Total expected future cash flows from insurance contract liabilities	127,942	20,925	148,867
*Including items that have no stated maturity.
(ii)Reinsurance contract liabilities – expected cash flows (discounted)

	31 Dec 2025 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	103	18	121
After 1 year to 2 years	104	(1)	103
After 2 years to 3 years	60	(1)	59
After 3 years to 4 years	51	–	51
After 4 years to 5 years	45	–	45
After 5 years to 10 years	111	(1)	110
After 10 years to 15 years	14	1	15
After 15 years to 20 years	(8)	4	(4)
After 20 years	82	36	118
Total expected future cash flows from reinsurance contract liabilities	562	56	618

	31 Dec 2024 $m
	Total as reported on the consolidated statement of financial position	Group’s share relating to JVs and associates	Total including Group’s share relating to JVs and associates
1 year or less	136	11	147
After 1 year to 2 years	68	(1)	67
After 2 years to 3 years	30	(1)	29
After 3 years to 4 years	4	(1)	3
After 4 years to 5 years	4	(1)	3
After 5 years to 10 years	20	(1)	19
After 10 years to 15 years	8	1	9
After 15 years to 20 years	(6)	3	(3)
After 20 years	159	28	187
Total expected future cash flows from reinsurance contract liabilities	423	38	461

Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Schedule of analysis of movements in insurance and reinsurance contract balances by measurement component	An analysis of movements in insurance and reinsurance contract balances by measurement component, excluding assets for insurance acquisition cash flows, and including the Group’s share of insurance and reinsurance contract assets and liabilities related to the life JVs and associates is set out below:

	Including JVs and associates
	2025 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(4,799)	803	2,599	(1,397)	(2,783)	(128)	(645)	(3,556)
Opening liabilities	148,867	1,940	19,862	170,669	461	(47)	144	558
Net liabilities (assets) at 1 Jan	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,960)	91	1,869	–	104	(46)	(58)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	14	6	–	20	(14)	–	–	(14)
New contracts in the year	(3,084)	350	2,777	43	(6)	(55)	58	(3)
	(5,030)	447	4,646	63	84	(101)	–	(17)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,656)	(2,656)	–	–	102	102
Release of risk adjustment to profit or loss	–	(307)	–	(307)	–	24	–	24
Experience adjustments	(159)	–	–	(159)	148	–	–	148
	(159)	(307)	(2,656)	(3,122)	148	24	102	274
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(18)	(1)	–	(19)	(27)	(1)	–	(28)
Insurance service result	(5,207)	139	1,990	(3,078)	205	(78)	102	229

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	212	54	376	642	(121)	(9)	(28)	(158)
Other net finance (income) expense	15,204	100	(39)	15,265	332	(17)	(4)	311
	15,416	154	337	15,907	211	(26)	(32)	153
Total amount recognised in income statement	10,209	293	2,327	12,829	416	(104)	70	382
Effect of movements in exchange rates	3,681	96	630	4,407	(56)	–	18	(38)
Total amount recognised in comprehensive income	13,890	389	2,957	17,236	360	(104)	88	344

Cash flows
Premiums received net of ceding commissions paid	32,098	–	–	32,098	(1,445)	–	–	(1,445)
Insurance acquisition cash flows	(5,524)	–	–	(5,524)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(15,345)	–	–	(15,345)	1,208	–	–	1,208
Total cash flows	11,229	–	–	11,229	(237)	–	–	(237)

Other changes note (iii)	(122)	–	–	(122)	–	–	–	–

Closing assets	(5,610)	909	2,834	(1,867)	(2,817)	(237)	(510)	(3,564)
Closing liabilities	174,675	2,223	22,584	199,482	618	(42)	97	673
Net liabilities (assets) at 31 Dec	169,065	3,132	25,418	197,615	(2,199)	(279)	(413)	(2,891)

	Including JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Opening liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net liabilities (assets) at 1 Jan	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)
Changes that relate to future service
Changes in estimates that adjust the CSM	(57)	31	26	–	(473)	(225)	698	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	128	29	–	157	43	–	–	43
New contracts in the year	(2,894)	349	2,585	40	(4)	(8)	11	(1)
	(2,823)	409	2,611	197	(434)	(233)	709	42
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,511)	(2,511)	–	–	159	159
Release of risk adjustment to profit or loss	–	(287)	–	(287)	–	19	–	19
Experience adjustments	(114)	–	–	(114)	116	–	–	116
	(114)	(287)	(2,511)	(2,912)	116	19	159	294
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(73)	2	–	(71)	(30)	–	–	(30)
Insurance service result	(3,010)	124	100	(2,786)	(348)	(214)	868	306

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	243	56	350	649	(80)	(7)	(29)	(116)
Other net finance (income) expense	5,367	28	7	5,402	432	3	8	443
	5,610	84	357	6,051	352	(4)	(21)	327
Total amount recognised in income statement	2,600	208	457	3,265	4	(218)	847	633
Effect of movements in exchange rates	(2,003)	(44)	(348)	(2,395)	18	–	(8)	10
Total amount recognised in comprehensive income	597	164	109	870	22	(218)	839	643

Cash flows
Premiums received net of ceding commissions paid	27,990	–	–	27,990	(2,931)	–	–	(2,931)
Insurance acquisition cash flows	(5,226)	–	–	(5,226)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(14,694)	–	–	(14,694)	683	–	–	683
Total cash flows	8,070	–	–	8,070	(2,248)	–	–	(2,248)

Other changes note (iii)	(274)	(20)	–	(294)	(3)	–	–	(3)

Closing assets	(4,799)	803	2,599	(1,397)	(2,783)	(128)	(645)	(3,556)
Closing liabilities	148,867	1,940	19,862	170,669	461	(47)	144	558
Net liabilities (assets) at 31 Dec	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)
Notes
(i)Accretion of interest includes interest on policy loans.
(ii)Including investment component.
(iii)Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances. In 2024, Other changes also included the net insurance and reinsurance liabilities of businesses classified as held for sale.
Schedule of CSM transition approach

	Insurance contracts (including JVs and associates)
	2025 $m				2024 $m
	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM
Balance at 1 Jan	1,683	3,690	17,088	22,461	1,922	4,143	16,287	22,352
Changes that relate to future service
Changes in estimates that adjust the CSM	(8)	208	1,669	1,869	(81)	131	(24)	26
New contracts in the year	–	–	2,777	2,777	–	–	2,585	2,585
	(8)	208	4,446	4,646	(81)	131	2,561	2,611
Changes that relate to current service
Release of CSM to profit or loss	(196)	(400)	(2,060)	(2,656)	(209)	(442)	(1,860)	(2,511)
	(204)	(192)	2,386	1,990	(290)	(311)	701	100
Net finance (income) expenses from insurance contracts	62	10	265	337	73	(53)	337	357
Effect of movements in exchange rates	93	123	414	630	(22)	(89)	(237)	(348)
Balance at 31 Dec	1,634	3,631	20,153	25,418	1,683	3,690	17,088	22,461
*Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.
The majority of the CSM on transition on insurance contracts under MRA arises from the Mainland China joint venture, while the majority of the CSM on transition under FVA arises from the Hong Kong and Singapore businesses.
The transition approach adopted by the Group’s main business segments for the different cohorts of their insurance contracts is summarised in the table below. The overlap between approaches reflects the fact that the approaches used vary by insurance contract portfolio and year of issue (cohort).

	FRA	MRA	FVA
	Cohort	Cohort	Cohort
Mainland China	n/a	2016 – 2021	Pre-2016
Hong Kong	2010 – 2021	n/a	Pre-2010
Singapore	2009 – 2021	n/a	Pre-2009
Malaysia	2010 – 2021 (Unit-linked) 2010 – 2021 (Non- participating)	2000 – 2009 (Unit-linked)	Pre-1999 (Unit-linked) Pre-2009 (Non- participating) Pre-2021 (Other)
Indonesia note (i)	2010 – 2021	2007 – 2009	Pre-2007
Growth markets and other	See note (ii)	See note (ii)	See note (ii)
Notes
(i)The cohorts shown are in respect of Indonesia’s unit-linked portfolios.
(ii)CSM on transition for Growth markets primarily arises from Vietnam, Taiwan and the Philippines. Vietnam has applied the FRA for cohorts from 2013 - 2021
(all businesses), MRA for cohorts from 2008 - 2012 (Participating only) and FVA for cohorts prior to 2008 (Participating) and prior to 2013 (Non-
participating). Taiwan and the Philippines have applied the FRA for cohorts from 2010 – 2021 and FVA for all cohorts prior to 2010.

	Reinsurance contracts (including JVs and associates)
	2025 $m				2024 $m
	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM	Contracts under MRA	Contracts under FVA	Other contracts*	Total CSM
Balance at 1 Jan	–	(49)	(452)	(501)	–	(63)	(1,277)	(1,340)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	(1)	(57)	(58)	–	8	690	698
New contracts in the year	–	–	58	58	–	–	11	11
	–	(1)	1	–	–	8	701	709
Changes that relate to current service
Release of CSM to profit or loss	–	4	98	102	–	7	152	159
	–	3	99	102	–	15	853	868
Net finance (income) expenses from reinsurance contracts	–	(2)	(30)	(32)	–	(2)	(19)	(21)
Effect of movements in exchange rates	–	(1)	19	18	–	1	(9)	(8)
Balance at 31 Dec	–	(49)	(364)	(413)	–	(49)	(452)	(501)
*Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.
The CSM on transition on reinsurance contracts held primarily arises from the Hong Kong segment, which has predominantly applied the FRA to transition reinsurance cohorts from 2010 – 2021 and the FVA for reinsurance cohorts prior to 2010.